January 5, 2010

Via Edgar Transmission and Federal Express

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Mail Stop 3628

Attention: Perry Hindin, Esq.

Re:	Franklin Electronic Publishers, Incorporated

Schedule 13D/A filed December 21, 2009

Filed by Barry J. Lipsky, Toshihide Hokari, Frank A. Musto, Howard L. Morgan, James H. Simons, Marcy Lewis, Shining Sea Limited, Julien David, Morton David and Noah Education Holdings Ltd.

Schedule 13D filed December 21, 2009

Filed by Saunders Acquisition Corporation

File No. 005-37836

Dear Mr. Hindin:

Set forth below is the response of Barry J. Lipsky, Toshihide Hokari, Frank A. Musto, Howard L. Morgan, James H. Simons, Marcy Lewis, Shining Sea Limited, Julien David and Morton David (collectively, the “Reporting Persons”) and Saunders Acquisition Corporation (“Acquisition Company”) to the comments of the staff of the Securities and Exchange Commission contained in the letter dated December 24, 2009. For your convenience and to facilitate your review, we have set forth herein each comment of the staff contained in the comment letter followed by our response. In this comment response letter unless the context otherwise requires, the words “we,” “us” and “our” refer to the Reporting Persons.

General

1.	Please advise why both filings were filed on December 21, 2009 given disclosure contained therein indicating that the relevant parties transferred their shares of common stock in the Company to the Acquisition Company on December 2 and December 4, 2009. Refer to Exchange Act Rule 13d-1(a).

The Reporting Persons and Acquisition Company determined that it would be preferable to make their respective filings under Regulation 13D simultaneously, but we were not able to obtain the required signatures of all the Reporting Persons within the time period specified in Exchange Act Rule 13d-1(a).

2.	We note that Julien David, Morton David and Noah Education Holdings Ltd. Ave not yet transferred shares of common stock in the Company to the Acquisition Company and collectively such shareholders own less than 5% of the shares outstanding. We also note that it appears such shareholders would, along with the Acquisition Company, appear to constitute a group as defined in Exchange Act Rule 13e-5(d)(1) in light of all four parties’ efforts and activities in connection with the going-private transaction, and collectively, all four shareholders of the Company own greater than 5% of the shares outstanding. As such, these three shareholders appear to continue to have filing obligations under Regulation 13D-G. However, they appear neither to have made a joint filing with the Acquisition Company nor an individual filing. Please advise.

Acquisition Company has filed today Amendment No. 1 to its Schedule 13D in which it is disclosed that Julien David and Morton David transferred all their shares of common stock in Franklin Electronic Publishers, Incorporated (the “Company”) to Acquisition Company on December 29, 2009 and December 30, 2009, respectively. With respect to Noah Education Holdings Ltd. (“Noah”), it appears that we took an overly conservative view under Section 13(d)(3) of the Exchange Act in including Noah in the “group” that had filed the Schedule 13D Amendment No.2 on September 18, 2009 since Noah does not hold, and to our knowledge does not have the right to acquire, either within 60 days or at a later date, any equity securities of the Company. Noah has merely subscribed for 400,000 shares of Series B Preferred Stock of the Acquisition Company for an aggregate purchase price of $1,000,000, and has agreed to purchase from Shining Sea Limited, following the consummation of the Merger, 800,000 shares of Series A Preferred Stock of Acquisition Company. Accordingly, it does not appear that Julien David, Morton David or Noah, either individually or jointly, have any further reporting obligations under Regulation 13D.

It has also come to our attention, however, that the transfer of 100 shares of common stock of the Company by Toshihide Hokari (“Mr. Hokari”) occurred on December 17, 2009, not December 2, 2009 as previously reported in the Schedule 13D/A filed on December 21, 2009 and the Form 4 filed by Mr. Hokari on December 4, 2009. Amendment No. 1 being filed today by Acquisition Company, as well as a revised Form 4 filed by Mr. Hokari on January 4, 2010, have corrected this error. However, since the persons that previously formed a group and filed Amendment No. 3 to their Schedule 13D on December 21, 2009 no longer constitute a “group” for the purposes of Exchange Act Section 13(d)(3), each of them now having transferred all their shares of commons stock of Franklin to Acquisition Company, we do not propose to file a further amendment to their Schedule 13D.

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In submitting this comment response letter, the Company has authorized me to acknowledge on its behalf that (i) the Company is responsible for the adequacy and accuracy of the disclosure in its filings; (ii) staff comments or changes made in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions regarding any of our responses, please feel free to call me at (212) 209-3058.

Very truly yours,

/s/ David A. Boillot
David A. Boillot